Segment information	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment information

3. Segment information

The Group manages its operations as a single segment for the purpose of assessing performance and making operating decisions. The Group’s focus is on the research and development of PRAME-directed immunotherapies for the treatment of cancer. The Chief Executive Officer is the chief operating decision maker who regularly reviews the consolidated operating results and makes decisions about the allocation of the Group’s resources.